Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	Income tax expense (benefit) on continuing operations consists of the following:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Current	$148	$224	$(11)
Deferred	57	21	142
	$205	$245	$131

Income tax expense (benefit) on continuing operations allocation [Table Text Block]
Total income tax expense (benefit) was allocated as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Net earnings from continuing operations	$205	$245	$131
Tax expense (benefit) attributable to discontinued operations	(2)	5	59
Other comprehensive earnings (loss):
Unrealized gains (loss) on investments and other financial instruments	(29)	39	11
Unrealized gain (loss) on foreign currency translation and cash flow hedging	(2)	1	(1)
Reclassification adjustment for change in unrealized gains and losses included in net earnings	3	(7)	(16)
Minimum pension liability adjustment	16	5	(6)
Total income tax expense (benefit) allocated to other comprehensive earnings	(12)	38	(12)
Additional paid-in capital, stock-based compensation	(17)	(31)	(6)
Total income taxes	$174	$257	$172

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory rate to our effective tax rate is as follows:

	Year Ended December 31,
	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.0	2.2	1.4
Deductible dividends paid to FNF 401(k) plan	(0.2)	(0.1)	(0.2)
Tax exempt interest income	(1.4)	(1.3)	(2.7)
Release of valuation allowance	—	(0.8)	—
Nontaxable investment gains	—	(5.3)	—
Tax Credits	(1.4)	(0.5)	(0.8)
Equity Investments	(1.8)	(1.0)	0.1
Consolidated Partnerships	(0.4)	(0.2)	(0.8)
Non-deductible expenses and other, net	(1.3)	1.3	0.4
	31.5%	29.3%	32.4%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The significant components of deferred tax assets and liabilities at December 31, 2013 and 2012 consist of the following:

	December 31,
	2013	2012
	(In millions)
Deferred Tax Assets:
Employee benefit accruals	$46	$53
Other investments	80	58
Net operating loss carryforwards	89	106
Insurance reserve discounting	11	—
Accrued liabilities	30	30
Pension plan	—	12
Tax credits	62	66
State income taxes	9	9
Other	—	11
Total gross deferred tax asset	327	345
Less: valuation allowance	26	27
Total deferred tax asset	$301	$318
Deferred Tax Liabilities:
Title plant	$(83)	$(72)
Amortization of goodwill and intangible assets	(275)	(283)
Other	(13)	—
Investment securities	(53)	(65)
Depreciation	(14)	(10)
Insurance reserve discounting	—	(5)
Bad debts	(6)	(6)
Pension Plan	(1)	—
Total deferred tax liability	$(445)	$(441)
Net deferred tax liability	$(144)	$(123)